BORROWED MONEY (Tables)	12 Months Ended
Sep. 30, 2013
BORROWED MONEY
Schedule of borrowed money

	2013		2012
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Retail repurchase agreements	$35,482,909	0.10%	$20,981,455	0.10%

FHLB advances maturing within the year ending September 30:
2012	—	—%	60,000,000	0.25%
2013	49,000,000	0.24%	—	—
2015	25,000,000	2.70%	25,000,000	2.70%
Thereafter	4,000,000	5.48%	4,000,000	5.48%
Total FHLB advances	78,000,000	1.30%	89,000,000	1.18%

Total borrowed money	$113,482,909	0.93%	$109,981,455	0.97%